Earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of the income and share data used in the basic and diluted earnings per share	The following table reflects the income and share data used in the basic and diluted earnings per share calculations:
	For the six months ended June 30,
	2023	2022

Net Income (USD ‘000)	74,363	44,211
Less: net income attributable to the Earnout Shares (USD ‘000)	(4,758)	(2,167)
Less: dividends attributable to the Restricted Shares Awards (USD ‘000)	(15)	(135)
Net income available to common shareholders (USD ‘000)	69,590	41,909
Weighted average number of shares – basic	43,513,654	45,616,180
Restricted shares awards	242,177	47,931
Weighted average number of shares – diluted	43,755,831	45,664,111
Basic earnings per share (USD)	1.60	0.92
Diluted earnings per share (USD)	1.59	0.92